SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation: Schedule of Fair Value of Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Tables/Schedules
Schedule of Fair Value of Warrants
	Nine Months Ended September 30,
	2020	2019
Expected volatility	144.39% to 184.19%	176.10% to 185.11%
Expected dividends	0%	0%
Expected term	5-10 years	5 years
Risk free rate	0.28% to 2.31%	1.58% to 2.77%

	2019	2018
Expected volatility	150.34% to 186.77%	176.10% to 180.13%
Expected dividends	0%	0%
Expected term	5 to 10 years	5 years
Risk free rate	1.58% to 2.55%	2.65% to 2.96%